Real Estate, Property and Equipment, Net (Allied Integral United Inc)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Allied Integral United Inc [Member]
Real Estate, Property and Equipment, Net
3.	Real Estate, Property and Equipment, Net

Real estate, property and equipment, net consist of the following:

Memory Care Facilities and corporate:

	Estimated Useful Lives	March 31, 2021	December 31, 2020
Land		$1,940,389	$1,940,389
Building and building improvements	39 years	7,278,900	7,277,693
Furniture, fixtures, and equipment	3-7 years	3,087,681	2,588,781
Total		12,306,970	11,806,863
Less accumulated depreciation		(3,121,425)	(2,953,579)
Real estate, property and equipment, net		$9,185,545	$8,853,284

Non-core businesses classified as assets held for sale:

	Estimated Useful Lives	March 31, 2021	December 31, 2020

Land		$2,892,195	$4,288,915
Building and building improvements	39 years	3,240,990	5,898,419
Furniture, fixtures and equipment	3-7 years	1,474,948	2,099,568
Other		67,972	200,969
Total		7,676,105	12,487,871
Less accumulated depreciation		(2,313,269)	(4,175,035)
Real estate, property and equipment, net		$5,362,836	$8,312,836

The Company recorded depreciation expense relating to real estate, property, and equipment for the Company’s memory care facilities and corporate assets in the amount of $174,459 and $154,128 for the three months ended March 31, 2021 and 2020, respectively.

The Company has reviewed the carrying value of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If there is an indication that the value of an asset is not recoverable, the Company determines the amount of impairment loss, if any, by comparing the historical carrying value of the asset to its estimated fair value. The Company determined estimated fair value based on input from market participants, the Company’s experience selling similar assets, market conditions and internally developed cash flow models that the Company’s assets or asset groups are expected to generate, and the Company considers these estimates to be a Level 3 fair value measurement. There were no long-lived asset impairment charges for the three months ended March 31, 2021 or 2020, in continuing operations.

On April 29, 2020, the Company executed a side agreement with the lender of the SeaWorld Hotel Note (“SeaWorld Forbearance Agreement”) as a result of the financial hardship experienced by the SeaWorld due to the COVID-19 pandemic. The SeaWorld Forbearance Agreement provides for the lender to forbear exercising its rights and remedies until September 2020 conditioned on the Company’s continued cooperation and provision of financial reports demonstrating financial hardship. This note is guaranteed by certain officers and directors of the Company. The SeaWorld Forbearance Agreement also provides for the following amendments to the SeaWorld Hotel Note:

●	Maturity date is extended until January 1, 2021;
●	Two six-month extension options are exercisable from January 1, 2021;
●	Interest payments due between April 1, 2020 and June 1, 2020 will be paid from reserve or escrow funds held by the lender;
●	Monthly payments due July 1, 2020, August 1, 2020 and September 1, 2020 are payable in the amounts of $10,000, $20,000, and $20,000, respectively, with the remainder of the interest due accruing and becoming payable on January 1, 2021;
●	Stated monthly payments for interest, tax and insurance escrows due under the SeaWorld Hotel Note are due and payable commencing with the payment due October 1, 2020;
●	Because tax and insurance escrow proceeds will be utilized for unpaid interest during the period of forbearance, the Company is required to separately make any required tax or insurance payments to its vendors;
●	If the Company receives certain forms of insurance or financial relief, the Company must bring its obligations current under the terms of the SeaWorld Hotel Note.

As of March 31, 2021, the Company signed an agreement (effective March 11, 2021) with Pender whereby they agree to deed the property back to the lender. Upon the closing of the sale of the property for less than the amounts owed under the loan, Pender can collect up to $300,000 from the guarantors of the loan for such a deficiency, as well as $150,000 in fees.

3.	Real Estate, Property and Equipment, Net

Real estate, property and equipment, net consist of the following:

Memory Care Facilities and corporate:

	Estimated Useful Lives	December 31, 2020	December 31, 2019

Land		$1,940,389	$1,940,389
Building and building improvements	39 years	7,277,693	7,124,278
Furniture, fixtures and equipment	3-7 years	2,588,781	2,401,012
Total		11,806,863	11,465,679
Less accumulated depreciation		(2,953,579)	(2,354,819)
Real estate, property and equipment, net		$8,853,284	$9,110,860

Non-core businesses classified as assets held for sale:

	Estimated Useful Lives	December 31, 2020	December 31, 2019

Land and land improvements		$4,288,915	$8,250,908
Building and building improvements	39 years	5,898,419	16,219,171
Furniture, fixtures and equipment	5-7 years	2,099,568	3,252,996
Other	3-5 years	200,969	342,521
Total		12,487,871	28,065,596
Less accumulated depreciation		(4,175,035)	(8,325,308)
Real estate, property and equipment, net		$8,312,836	$19,740,288

The Company recorded depreciation expense relating to real estate, property, and equipment for the Company’s memory care facilities and corporate assets in the amount of $601,314 and $576,637 for the years ended December 31, 2020 and 2019, respectively.

The Company has reviewed the carrying value of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If there is an indication that the value of an asset is not recoverable, the Company determines the amount of impairment loss, if any, by comparing the historical carrying value of the asset to its estimated fair value. The Company determined estimated fair value based on input from market participants, the Company’s experience selling similar assets, market conditions and internally developed cash flow models that the Company’s assets or asset groups are expected to generate, and the Company considers these estimates to be a Level 3 fair value measurement. There were  no long-lived asset impairment charges for the year  ended December 31, 2020  or 2019, in continuing operations.

Based on the Company’s review of carrying value of long-lived assets  included in discontinued operations, the Company concluded that a) several of its properties were sold and did not warrant consideration; b) certain properties belonging to their continuing operations segment generate revenue, are cash flow positive and have assets with low carrying values as compared to the recoverable amounts and therefore do not meet impairment requirements; and that c) several properties might be impaired due to extended closures. Both the SeaWorld and Buda hotels have experienced extended closures since March 2020 due to the COVID-19 pandemic and this has meant significant reductions in cash flows and on the ability to repay the mortgage loans on the properties in 2020. The Company is currently in the process of attempting to sell both the SeaWorld and the Buda hotels and has impaired both assets by $1,586,000 and $811,060, respectively, as of December 31, 2020.